CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (31,964,469)	$ (1,712,176)	$ (16,371,134)	$ 487,493
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,861	3,720	14,879	14,879
Stock-based compensation- stock option grants	268,989	136,709	715,727	546,460
Stock-based compensation- warrants			2,136,115	0
Amortization of operating lease right of use asset	80,291	205,906	596,556	517,232
Gain on forgiveness of note payable - PPP			0	(1,146,235)
Loss from change in fair value of warrant liability	6,847,091	0
Loss from change in fair value of earnout liability	21,484,850	0
Loss from change in fair value of convertible note	2,039,377	0	240,784
Loss on note conversions	158,794	0
Accelerated amortization of ROU asset - lease termination			265,130	0
Gain from lease liability termination			(344,093)	0
Accounts receivable	(55,525)	(1,636,283)	(943,152)	125,601
Loss from change in fair value of warrant liability			(1,341,120)	0
Prepaid expenses and other	2,010	(460)	(2,329)	14,063
Loss from change in fair value of earnout liability			(21,976,349)	0
Other assets	1,901	0
Operating lease liability	(67,211)	(148,920)	(531,621)	(560,435)
Non cash interest, net			65,487	17,181
Payroll and income tax receivable	(2,410)	939,850	960,383	(939,850)
Changes in operating assets and liabilities:
Accounts payable - trade and accrued expenses	433,415	1,150,141	666,136	(88,784)
Deferred revenue	(924,048)	71,400	(2,667)	(915,278)
Other assets			(182,333)	0
Proceeds from convertible promissory note	0	950,000	2,584,582	0
Proceeds from warrant exercise	293,249	0
Repayment of small business loan and line of credit	0	(84,471)	(424,540)	(140,510)
NET CASH USED IN OPERATING ACTIVITIES	(1,695,084)	(990,113)	(3,291,333)	(2,902,659)
CASH FLOWS FROM FINANCING ACTIVITIES:
Effect from exchange rate on cash	3,239	0	(2,702)	(10,106)
Advances from founders, net			1,150,000	600,000
Proceeds from reverse recapitalization			2,809,792	0
Proceeds from small business loan and line of credit			0	565,050
Proceeds from notes receivable - related parties			0	841,917
NET CASH PROVIDED BY FINANCING ACTIVITIES	293,249	865,529	6,119,834	1,866,457
CASH AND CASH EQUIVALENTS, end of period	1,725,817	174,030	3,124,413	298,614
CASH AND CASH EQUIVALENTS, beginning of period	3,124,413	298,614	298,614	1,344,922
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,401,835)	(124,584)	2,828,501	(1,036,202)
Noncash investing and financing
Elimination of advances to founders in connection with contribution of Zeppelin by shareholders	0	1,100,000	1,100,000	0
Interest paid	0	5,064	21,438	19,950
Taxes paid	2,410	17,247	17,247	0
Elimination of payables to founders in connection with contribution of Zeppelin by shareholders	0	1,100,000	1,100,000	0
Issuance of common stock for debt conversion	$ 835,610	$ 0
Supplemental disclosures of cash flow information:
Warrants issued in connection with debt			15,418	0
Recognition of right-of-use asset			1,162,152	1,321,570
Recognition of operating lease liability			1,162,152	1,392,575
Deferred rent write off			0	71,005
Noncash activity related to Merger
Recognition of warrant liability			2,009,105	0
Recognition of earnout liability			27,109,777	0
Recognition of prepaid assets			894,662	0
Recognition of accounts payable			$ 1,500,000	$ 0